10. Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of related party transactions

The following table sets forth the components of the Company’s related party liabilities on September 30, 2020, and December 31, 2019.

	September 30, 2020	December 31, 2019
Accounts payable and accrued payroll-related party(a)	$644,024	$582,096
Accrued expense - related party (b)	1,049,307	606,356
Total accounts payable and accrued liabilities	$1,693,331	$1,188,452

The following table sets forth the components of the Company’s related party liabilities on December 31, 2019, and December 31, 2018.

	December 31, 2019	December 31, 2018

Accounts payable and accrued payroll, related party(a)	$582,096	$28,758
Accrued expense - related party(b)	606,356	150,000
Total accounts payable and accrued liabilities	$1,188,452	$178,758

(a)	Accounts payable and accrued payroll-related parties as of December 31, 2019, is comprised of the following:

Interest-free loans of $75,000 and $250,000 from James Samuelson, a director and the Company’s CEO and a director,, respectively, amounting to a total of $325,000, accrued salaries for officers and employees of $154,291, and $102,805 of accounts payable due to officers and employees.

(b) Accrued expense related parties of $606,356 is comprised of bonuses and fees due to current and former directors and officers of the Company. As of December 30, 2019, and December 31, 2018, there was $150,000 due to claims received from two former directors, which was purported to be accrued salaries arising out of services provided in 2015 and 2016. Management is in the process of reviewing these claims.